                       [LOGO OF RIVERSIDE CAPITAL FUNDS]

                                   Riverside
                                 Capital Funds

                       ---------------------------------

                              Mid-Year Report to
                                 Shareholders

                               December 31, 1997

                       ---------------------------------

                      [LOGO OF NATIONAL BANK OF COMMERCE]

                                 National Bank
                                  of Commerce
                              Memphis, Tennessee
                              Investment Adviser


                              BISYS FUND SERVICES

                         Administrator and Distributor

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035

MESSAGE FROM THE CHAIRMAN AND                                RIVERSIDE
INVESTMENT ADVISER                                             CAPITAL
                                                                 FUNDS
Dear Shareholders:
Despite an environment that tended to be somewhat uncertain from day to day, we are pleased to report that the six months ended December 31, 1997 was a period of growth for the Riverside Capital Funds. While stocks sold off sharply in August and late October, they bounced back smartly each time within a matter of days. Bonds, too, gained ground as interest rates slid lower on news that the economy was slowing and inflation appeared to be dormant. As a result, we are pleased to report that all of our funds posted solid gains over the period.

Moreover, investors' interest in stocks and bonds remained high, and throughout the period, money continued to stream into mutual funds.

TURNING TO THE MARKETS
Of course, some of the growth in net assets under management came from capital appreciation--after all was said and done, both stocks and bonds posted positive returns over the six months. Nonetheless, throughout the period the financial markets were considerably more volatile than they have been in some time. In August, when signs began to appear that the economy was slowing and nervousness grew about the earnings of larger capitalization companies, stocks stumbled briefly and then recovered just as briskly. In October, as rumors of serious problems in Asian markets began to circulate, the Dow Jones Industrial Average experienced the largest one-day decline in its history, 554 points.

Again, within days, the market recovered. Nevertheless, the market's increasing volatility dampened a good deal of enthusiasm for stocks, and many investors took a new look at the fixed-income markets. Already benefiting from a slowing economy and declining interest rates, the bond market moved even higher with the shift in sentiment. And, with reports of turmoil in the Asian financial markets dominating the headlines and the airwaves as the year drew to a close, investors focused their attention on quality and safety. As a result, high-quality investment-grade bonds did particularly well in the closing months of the year.

A BANNER YEAR FOR BONDS?
Moreover, given the current environment, the year ahead may be a very good one for the fixed-income markets. Currently, there is evidence that some Asian investors are moving money into the more stable U.S. financial markets--in particular, the U.S. fixed-income markets. But even more to the liking of bond investors is the fact that the "Asian Flu" is likely to dampen growth in markets worldwide--and, among them the United States. A slower economy will further pressure interest rates downward and perhaps increase deflationary, rather than any inflationary trends. This, coupled with the first federal budget surpluses seen in several decades, would create a very favorable environment for bonds.

THE ASIAN WILD CARD
What is good for bonds, however, may not be all that good for stocks. While it is difficult to predict precisely how the situation in Asian markets will play out, there are several likely scenarios. First and foremost among them is the thought that, with their manufacturing capacity hitting all-time highs and their financial markets in disarray, Asian marketers will be looking for places to sell their products in the months ahead. The strongest, healthiest economy in the world at the moment is the United States. More than likely, this is the first place many will turn, and most are expected to price their products very aggressively. Such a move would squeeze U.S. corporations' margins and, in turn, impact corporate profits and further slow the economy.

The truth of the matter is, of course, that no one can precisely predict what the effect of the "Asian Flu" will be. Nonetheless, while the stock market may be more volatile in the months ahead, we do not believe that a major recession is just over the horizon. The underlying fundamentals of our economy remain very strong. Moreover, beyond the immediate future, the long-term prospects for both the stock and bond markets are still very bright--and historically, those who invest with a long-term perspective have reaped far greater rewards than those who invest based on short-term forecasts.

IN CLOSING. . .
In the pages that follow, you will find a detailed discussion on the performance of each of The Riverside Capital Funds of The Sessions Group during the six months ended December 31, 1997. We urge you to read this material closely.

Finally, we thank you for your continued confidence in us. As always, if you have any questions or require any assistance, please do not hesitate to call us at 1-800-8-RIVER-6.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
Chairman
The Sessions Group


  THE RIVERSIDE CAPITAL FUNDS ARE NOT FDIC INSURED AND ARE NOT DEPOSITS OF, OR ENDORSED OR GUARANTEED BY, NATIONAL BANK OF COMMERCE OR ANY OF ITS AFFILIATES.
    INVESTMENT PRODUCTS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE RISK OF
                                   PRINCIPAL.

THE PORTFOLIOS

THE RIVERSIDE CAPITAL VALUE EQUITY FUND

Investors were nervous during the six months ended December 31, 1997 and, often times very emotional. On rumors that corporate earnings were slowing, stocks took a dive in August. In October, tremors in Asian markets triggered a sell-off. In both cases, the market recovered quickly--and, in each case, as it did, investors showed a clear preference for quality value stocks. Financial services company stocks did particularly well. Heavily weighted in this area, the Fund benefited handsomely from the popularity of holdings like HF Ahmanson (3.2% of the Fund's assets), the Travelers Group (5.2%) and UNUM Corp. (5.0%).

Holdings in the energy and oil services sectors, like BJ Services (3.4%) and Pride International, Inc. (2.3%), also made substantial gains. As a result, despite the volatile environment of the period, the Fund beat its industry benchmark by a substantial margin. For the six months ended December 31, 1997, it posted a total return of 15.78%* (without sales load), versus a 10.58% total return for the S&P 500 over the same period.

COMPARISON SHOPPING
Given the high level of public interest in stocks, their lofty valuations and the continuing tug of war between long-term and short-term investors, the stock market may be increasingly volatile in the year ahead. Consequently, we will continue to approach the market very cautiously. As always, we will look for opportunities to sell holdings in companies we feel are too richly valued.

At the same time, we will continue to seek out and invest in "good companies at good prices," (i.e., high-quality companies selling at a discount to their intrinsic value). Given valuations at this point, such values are hard to find. Nonetheless, any correction or decline should create a number of very attractive opportunities, and we will make every effort to capitalize on them as they arise.

As of December 31, 1997, the top five holdings in the Fund's portfolio were Travelers, Inc. (5.2%), Unum Corporation (5.0%), Century Telephone (4.5%), Safety Kleen (4.0%) and Hancock Fabrics (4.0%).**

 *The Fund's total return, with the maximum 4.50% sales charge, was 10.58% for the same period.
**The composition of the Fund's portfolio is subject to change.

Past performance is not predictive of future results. The value of shares in the Riverside Capital Value Equity Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE RIVERSIDE CAPITAL GROWTH FUND+

Despite an increasingly volatile environment, the Fund performed well during the six months ended December 31, 1997. During the period, investors clearly preferred the safety and liquidity of larger capitalization stocks. With just over 75% of our assets invested in this area, the Fund did very well indeed. For the period, the Fund produced a total return of 11.20% (without sales load).*

Performance was enhanced by our holdings in the financial sector: AIG (2.7% of the Fund assets) and NationsBank (2.9%) made substantial gains. Pharmaceutical stocks like Schering Plough (3.1%) and Abbott Labs (2.9%), as well as retailing stocks like Home Depot (4.0%) and Wal-Mart Stores (2.8%), also made substantial contributions. The Fund's standout performer, however, was a small-cap telecommunications company: World Access (2.8%), which gained some 300% over the course of 1997, a year when small-cap stocks in general wilted in the shadow of larger capitalization stocks.

SMALL CAP OPPORTUNITIES ABOUND
Looking ahead, many expect to see corporate earnings slow in the coming year. While in general, this may in fact be the case, we are somewhat more optimistic with regard to our own holdings. While earnings may not increase at the rapid pace of the recent past, we do expect to see price gains in the coming year.

In addition, we believe that the small-cap sector now offers investors some very attractive opportunities. Over the past year, many small-capitalization companies experienced astonishing growth in revenues and earnings. Yet, because liquidity and safety were paramount concerns of investors, these gains were overlooked and unappreciated. Consequently, in the coming months, we expect to seek out and capitalize on many of these opportunities.

As of December 31, 1997, the top five holdings in the Fund's portfolio were General Electric Co. (4.4%), Philip Morris Companies, Inc. (4.5%), Coca-Cola Co. (3.1%), Home Depot, Inc. (4.0%) and Intel Corporation (3.3%).**

 +Small-cap funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, stocks of smaller companies have experienced a greater degree of market volatility than stocks on average.
 *The Fund's total return, with the maximum 4.50% sales charge, was 6.17% for the same period.
**The composition of the Fund's portfolio is subject to change.

Past performance is not predictive of future results. The value of shares in the Riverside Capital Growth Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE RIVERSIDE CAPITAL TENNESSEE
MUNICIPAL OBLIGATIONS FUND

Throughout the period, demand for municipal securities remained very strong, and with municipalities reluctant to authorize new spending, supply remained tight. Moreover, in the falling rate environment, what new issues were tended were refinanced. In high-quality markets like Tennessee, the result was a very firm and relatively quiet market. Focused on high-quality securities with long-term maturities, the Fund performed well in the environment. For the six months ended December 31, 1997, the Fund produced a total return of 4.64% (without sales load).*

Clearly, the uncertainty in Asian markets has fueled investors' interest in fixed-income securities, and we expect this interest to increase further in the coming years. As much as the baby-boomers have enjoyed the stock market's rise, they are realizing that double-digit returns on stocks will not continue indefinitely. And, as they move closer to retirement, their tolerance for risk is likely to decrease and their appreciation of tax-free returns is likely to increase.

As of December 31, 1997, the Fund had approximately 50 issues, 20% of which are issued from states other than Tennessee. The average maturity of the Fund was 8.2 years; the credit quality of its holdings ranged from A to AAA.**

 *The Fund's total return, with the maximum 3.00% sales charge, was 1.48% for the same period.
**The composition of the Fund's portfolio is subject to change.

Past performance is not predictive of future results. The value of shares in The Riverside Capital Tennessee Municipal Obligations Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE RIVERSIDE CAPITAL FIXED INCOME FUND

After years of laboring in the shadow of a skyrocketing stock market, the bond market came into its own during the six months ended December 31, 1997. Interest rates peaked in the spring and throughout the summer, and then drifted downward as inflation hit the lowest levels in decades, the economy showed signs of slowing despite robust job growth, and rumors of a federal budget surplus began to surface. Then, in early October, as events in Asia unfolded, long-term rates responded rapidly and dipped below six percent.

As a result, bonds in general performed well over the period as sentiment grew more positive daily. More specifically, high-quality investment-grade bonds did extremely well as investors moved into the marketplace and, given the uncertain environment, sought quality and safety.

We expect the months ahead to be good ones for the bond market. As events have unfolded in Asia, it has become clear that the situation will take some time to play itself out. While it is unclear just how the U.S. economy will be impacted, it is apparent that we will see some slowing of growth as a result, which would put further downward pressure on rates. This situation, coupled with the fact that the federal government may produce a budget surplus for the first time since the 1960's, should create a very positive environment for fixed-income investments.


Heavily weighted in government securities, which offer competitive yields with less credit risk than corporate bonds, the Riverside Capital Fixed Income Fund benefited as investors fled to quality. As a result, for the six months ended December 31, 1997, the Fund produced a total return of 3.52% (without sales load).*

Given the uncertain environment, we expect to continue to approach the marketplace cautiously in the coming months. No major changes in the Fund's maturity or credit structure are anticipated. As of December 31, 1997, the average maturity of the Fund's holdings was 4.2 years. With over 45.8% of its assets invested in U.S. government securities, the average credit quality of holdings in the Fund was AAA.**

 *The Fund's total return, with the maximum 3.00% sales charge, was 0.40% for the same period.
**The composition of the Fund's portfolio is subject to change.

Past performance is not predictive of future results. The value of shares in The Riverside Capital Fixed Income Fund will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost.

THE RIVERSIDE CAPITAL MONEY MARKET FUND

The economy and employment continued to rise during summer and early fall, but inflationary pressures did not materialize. Consequently, what remaining fears there were about inflation evaporated, investors relaxed, and rates began to trend lower. Then, when the first indications of trouble in Asia were felt in October, the short-term markets grew somewhat choppier.

Conservatively positioned throughout the period, the Fund's assets were invested in the highest quality short-term investments available, U.S. Government agency securities and repurchase agreements collateralized by U.S. Government securities. The average maturity of the Fund's holdings ranged between 33 and 40 days throughout the six months ended December 31, 1997.


An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.

This material is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus.

For more information, including charges and expenses, call 1-800-8-RIVER-6 to receive a prospectus, which should be read carefully before you invest or send money. The Riverside Capital Funds are distributed by BISYS Fund Services. The composition of the Funds' holdings is subject to change.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, NATIONAL BANK OF COMMERCE OR ANY OF ITS AFFILIATES, AND SHARES
ARE NOT FEDERALLY INSURED BY THE FDIC OR ANY OTHER AGENCY. AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                      Statements of Assets and Liabilities

                                     Page 9

                            Statements of Operations

                                    Page 11

                      Statements of Changes in Net Assets

                                    Page 13

                       Schedules of Portfolio Investments

                                    Page 15

                         Notes to Financial Statements

                                    Page 25

                              Financial Highlights

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                         MONEY           VALUE
                                         MARKET         EQUITY       GROWTH
                                          FUND           FUND         FUND
                                      ------------    -----------  -----------
              ASSETS:
Investments, at value (cost
 $20,378,844; $53,088,459; and
 $12,971,209, respectively).........  $ 20,378,844    $80,916,520  $24,891,963
Repurchase agreements (cost
 $95,000,000; $2,445,550; and
 $10,554,521, respectively).........    95,000,000      2,445,550   10,554,521
                                      ------------    -----------  -----------
  Total Investments.................   115,378,844     83,362,070   35,446,484
Cash................................           716            --           --
Interest and dividends receivable...        90,314        118,780       56,083
Receivable for capital shares
 issued.............................           --             --           239
Receivable for investments sold.....           --       2,594,337    4,621,267
Prepaid expenses....................         4,408          2,225        1,489
                                      ------------    -----------  -----------
  Total Assets......................   115,474,282     86,077,412   40,125,562
                                      ------------    -----------  -----------
            LIABILITIES:
Cash Overdraft......................           --             --        56,466
Dividends payable...................       431,548            --           --
Accrued expenses and other payables:
  Investment advisory fees..........         1,103          2,098          384
  Administration fees...............         3,152          2,293        1,075
  Administrative services fees......        23,359          5,908        3,423
  12b-1 fees........................         3,808         14,614        6,285
  Custodian fees....................         4,079          3,981          882
  Accounting fees...................            14            --           --
  Trustees' fees....................           --             149          --
  Legal fees........................        11,604          6,693        4,045
  Audit fees........................        17,333         11,297        4,877
  Printing fees.....................        17,760          9,282        7,391
  Transfer agent fees...............           313          5,638        2,060
  Registration and filing fees......           755            947          179
  Other liabilities.................         2,135          2,084          913
                                      ------------    -----------  -----------
  Total Liabilities.................       516,963         64,984       87,980
                                      ------------    -----------  -----------
            NET ASSETS:
Capital.............................   115,246,025     56,578,625   25,094,565
Undistributed net investment income.           --          (3,064)      12,155
Net unrealized appreciation on
 investments........................           --      27,828,061   11,920,754
Accumulated undistributed net
 realized gains (losses) on
 investment transactions............      (288,706)     1,608,806    3,010,108
                                      ------------    -----------  -----------
  Net Assets........................  $114,957,319    $86,012,428  $40,037,582
                                      ============    ===========  ===========
Outstanding units of beneficial
 interest (shares)..................   114,961,570      5,306,680    2,241,403
                                      ============    ===========  ===========
Net asset value--redemption price
 per share..........................  $       1.00    $     16.21  $     17.86
                                      ============    ===========  ===========
Maximum Sales Charge................                         4.50%        4.50%
                                                      ===========  ===========
Maximum Offering Price (100%/(100%--
 Maximum Sales Charge) of net asset
 value adjusted to nearest cent) per
 share..............................  $       1.00(a) $     16.97  $     18.70
                                      ============    ===========  ===========

--------
(a) Offering price and redemption price are the same for the Money Market Fund.

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     TENNESSEE
                                                          FIXED      MUNICIPAL
                                                         INCOME     OBLIGATIONS
                                                          FUND         FUND
                                                       -----------  -----------
                       ASSETS:
Investments, at value (cost $16,826,430 and
 $17,153,$99, respectively)..........................  $17,163,965  $17,894,069
Repurchase agreements (cost $4,827,526 and $0,
 respectively).......................................    4,827,526          --
                                                       -----------  -----------
  Total Investments..................................   21,991,491   17,894,069
Interest and dividends receivable....................      294,370      393,664
Prepaid expenses.....................................          904        7,525
                                                       -----------  -----------
  Total Assets.......................................   22,286,765   18,295,258
                                                       -----------  -----------
                    LIABILITIES:
Payable for investments purchased....................          --       375,000
Accrued expenses and other payables:
  Investment advisory fees...........................          396        2,578
  Administration fees................................          608          489
  Administrative services fees.......................        3,541        1,233
  12b-1 fees.........................................        1,968        3,169
  Custodian fees.....................................        4,566          --
  Accounting fees....................................          813        1,830
  Organizational costs...............................          --         1,467
  Legal fees.........................................        9,361        5,251
  Audit fees.........................................          257        2,612
  Transfer agent fees................................        3,451        2,744
  Printing fees......................................        3,352        2,608
  Other liabilities..................................          910          850
                                                       -----------  -----------
  Total Liabilities..................................       29,223      399,831
                                                       -----------  -----------
                     NET ASSETS:
Capital..............................................   28,674,718   18,174,786
Undistributed net investment income..................      (47,562)     (31,251)
Net unrealized appreciation on investments...........      337,535      740,770
Accumulated undistributed net realized losses on
 investment transactions.............................   (6,707,149)    (988,878)
                                                       -----------  -----------
  Net Assets.........................................  $22,257,542  $17,895,427
                                                       ===========  ===========
Outstanding units of beneficial interest (shares)....    2,552,889    1,767,518
                                                       ===========  ===========
Net asset value--redemption price per share..........  $      8.72  $     10.12
                                                       ===========  ===========
Maximum Sales Charge.................................         3.00%        3.00%
                                                       ===========  ===========
Maximum Offering Price (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to nearest cent)
 per share...........................................  $      8.99  $     10.43
                                                       ===========  ===========

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                  (UNAUDITED)

                                             MONEY        VALUE
                                             MARKET      EQUITY       GROWTH
                                              FUND        FUND         FUND
                                           ----------  -----------  ----------
INVESTMENT INCOME:
  Interest income......................... $3,870,702  $    70,625  $   59,375
  Dividend income.........................        --       859,166     363,572
                                           ----------  -----------  ----------
  Total Income............................  3,870,702      929,791     422,947
                                           ----------  -----------  ----------
EXPENSES:
  Investment advisory fees................    246,109      387,382     202,525
  Administration fees.....................    140,634       86,498      40,505
  Administrative services fees............    175,793      108,123      50,631
  12b-1 fees..............................    175,793      108,123      50,631
  Custodian fees..........................     14,168        7,544       1,656
  Accounting fees.........................     15,664       10,846      11,030
  Legal fees..............................     26,864          552         552
  Audit fees..............................     16,744        8,832       4,600
  Trustees' fees and expenses.............      3,128        1,104         920
  Transfer agent fees.....................     18,768       19,688      12,157
  Interest expense........................      7,673          --          --
  Registration and filing fees............        368        2,576       1,656
  Printing costs..........................      6,089        3,533       5,001
  Other expenses..........................      2,391        1,288         552
                                           ----------  -----------  ----------
  Total Expenses..........................    850,186      746,089     382,416
  Less: Fee waivers.......................   (147,666)     (90,823)   (180,937)
                                           ----------  -----------  ----------
  Net Expenses............................    702,520      655,266     201,479
                                           ----------  -----------  ----------
  Net Investment Income...................  3,168,182      274,525     221,468
                                           ----------  -----------  ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
INVESTMENTS:
  Net realized gains (losses) on
  investment transactions.................   (519,446)   4,492,922   4,901,413
  Change in unrealized
  appreciation/depreciation on
  investments.............................        --     7,591,459    (905,698)
                                           ----------  -----------  ----------
  Net realized/unrealized gains (losses)
  on investments..........................   (519,446)  12,084,381   3,995,715
                                           ----------  -----------  ----------
  Change in net assets resulting from
  operations.............................. $2,648,736  $12,358,906  $4,217,183
                                           ==========  ===========  ==========

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                                  (UNAUDITED)

                                                                     TENNESSEE
                                                           FIXED     MUNICIPAL
                                                           INCOME   OBLIGATIONS
                                                            FUND       FUND
                                                          --------  -----------
INVESTMENT INCOME:
  Interest income........................................ $662,037   $532,843
  Dividend income........................................    5,967      3,419
                                                          --------   --------
  Total Income...........................................  668,004    536,262
                                                          --------   --------
EXPENSES:
  Investment advisory fees...............................   62,217     61,651
  Administration fees....................................   19,144     18,221
  Administrative services fees...........................   23,930     22,776
  12b-1 fees.............................................   23,930     22,776
  Custodian fees.........................................   16,016      1,722
  Accounting fees........................................   11,306     17,344
  Legal fees.............................................    7,084        --
  Audit fees.............................................    1,686      2,208
  Organization costs.....................................      --       4,600
  Trustees' fees and expenses............................      552        368
  Transfer agent fees....................................   12,696     10,672
  Interest expense.......................................      764        --
  Registration and filing fees...........................      736        552
  Printing costs.........................................    1,012        920
  Other expenses.........................................      276        368
                                                          --------   --------
  Total Expenses.........................................  181,349    164,178
  Less: Fee waivers......................................  (20,101)   (67,913)
                                                          --------   --------
  Net Expenses...........................................  161,248     96,265
                                                          --------   --------
  Net Investment Income..................................  506,756    439,997
                                                          --------   --------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment transactions.  (97,342)   118,381
  Change in unrealized appreciation/depreciation on
  investments............................................  240,382    266,954
                                                          --------   --------
  Net realized/unrealized gains (losses) on investments..  143,040    385,335
                                                          --------   --------
  Change in net assets resulting from operations......... $649,796   $825,332
                                                          ========   ========

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 MONEY MARKET FUND            VALUE EQUITY FUND             GROWTH FUND
                            ----------------------------  --------------------------  -------------------------
                             SIX MONTHS       FOR THE      SIX MONTHS   FOR THE YEAR   SIX MONTHS     FOR THE
                                ENDED       YEAR ENDED       ENDED         ENDED         ENDED      YEAR ENDED
                            DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                1997           1997           1997          1997          1997         1997
                            -------------  -------------  ------------  ------------  ------------  -----------
                             (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income....  $   3,168,182  $   5,981,680  $   274,525   $    465,744  $   221,468   $   352,994
 Net realized gains
  (losses) on investments
  transactions............       (519,446)        (4,905)   4,492,922      8,840,538    4,901,413     1,370,108
 Net change in unrealized
  appreciation/depreciation
  on investments..........            --             --     7,591,459      6,722,105     (905,698)    7,020,864
                            -------------  -------------  -----------   ------------  -----------   -----------
 Change in net assets
  resulting from
  operations..............      2,648,736      5,976,775   12,358,906     16,028,387    4,217,183     8,743,966
                            -------------  -------------  -----------   ------------  -----------   -----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income..................     (3,168,182)    (5,981,680)    (345,792)      (504,356)    (219,263)     (354,568)
 From net realized gains
  on investments..........            --             --    (8,393,151)   (10,634,101)  (3,261,413)     (934,819)
                            -------------  -------------  -----------   ------------  -----------   -----------
 Change in net assets from
  shareholder
  distributions...........     (3,168,182)    (5,981,680)  (8,738,943)   (11,138,457)  (3,480,676)   (1,289,387)
                            -------------  -------------  -----------   ------------  -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued..................    157,803,785    364,918,577      559,810      4,195,632    1,028,844     2,745,588
 Dividends reinvested.....        144,769        336,522    4,443,401      5,098,769    1,694,545       568,918
 Cost of shares redeemed..   (182,920,606)  (359,396,813)  (2,175,128)   (15,675,083)    (827,728)   (7,131,040)
                            -------------  -------------  -----------   ------------  -----------   -----------
 Change in net assets from
  capital transactions....    (24,972,052)     5,858,286    2,828,083     (6,380,682)   1,895,661    (3,816,534)
                            -------------  -------------  -----------   ------------  -----------   -----------
 Capital contribution.....        274,469        175,344          --             --           --            --
                            -------------  -------------  -----------   ------------  -----------   -----------
 Change in net assets.....    (25,217,029)     6,028,725    6,448,046     (1,490,752)   2,632,168     3,638,045
NET ASSETS:
 Beginning of period......    140,174,348    134,145,623   79,564,382     81,055,134   37,405,414    33,767,369
                            -------------  -------------  -----------   ------------  -----------   -----------
 End of period............  $ 114,957,319  $ 140,174,348  $86,012,428   $ 79,564,382  $40,037,582   $37,405,414
                            =============  =============  ===========   ============  ===========   ===========
SHARE TRANSACTIONS:
 Issued...................    157,530,351    364,918,578       32,917        290,948       55,579       182,434
 Reinvested...............        144,769        336,522      278,044        370,120       94,110        38,111
 Redeemed.................   (182,920,606)  (359,396,813)    (127,301)    (1,111,533)     (44,438)     (493,776)
                            -------------  -------------  -----------   ------------  -----------   -----------
 Change in shares.........    (25,245,486)     5,858,287      183,660       (450,465)     105,251      (273,231)
                            =============  =============  ===========   ============  ===========   ===========

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          TENNESSEE MUNICIPAL
                                FIXED INCOME FUND           OBLIGATIONS FUND
                            --------------------------  -------------------------
                             SIX MONTHS     FOR THE      SIX MONTHS     FOR THE
                               ENDED       YEAR ENDED      ENDED      YEAR ENDED
                            DECEMBER 31,    JUNE 30,    DECEMBER 31,   JUNE 30,
                                1997          1997          1997         1997
                            ------------  ------------  ------------  -----------
                            (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income....  $   506,756   $  1,547,129  $   439,997   $   999,770
 Net realized gains
  (losses) on investments
  transactions............      (97,342)      (434,866)     118,381       101,371
 Net change in unrealized
  appreciation/depreciation
  on investments..........      240,382         79,144      266,954       231,707
                            -----------   ------------  -----------   -----------
 Change in net assets
  resulting from
  operations..............      649,796      1,191,407      825,332     1,332,848
                            -----------   ------------  -----------   -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income..................     (589,599)    (1,546,955)    (513,019)     (974,115)
                            -----------   ------------  -----------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued..................    5,012,055        789,954      431,053       893,164
 Dividends reinvested.....      334,444        725,558      157,176       298,374
 Cost of shares redeemed..   (1,375,933)   (11,930,394)  (1,357,475)   (2,234,999)
                            -----------   ------------  -----------   -----------
 Change in net assets from
  capital transactions....    3,970,566    (10,414,882)    (769,246)   (1,043,461)
                            -----------   ------------  -----------   -----------
 Capital contribution.....            0      3,084,688          --            --
                            -----------   ------------  -----------   -----------
 Change in net assets.....    4,030,763    (10,620,430)    (456,933)     (684,728)
NET ASSETS:
 Beginning of period......   18,226,779     28,847,209   18,352,360    19,037,088
                            -----------   ------------  -----------   -----------
 End of period............  $22,257,542   $ 18,226,779  $17,895,427   $18,352,360
                            ===========   ============  ===========   ===========
SHARE TRANSACTIONS:
 Issued...................      573,508         90,153       43,041        90,725
 Reinvested...............       38,406         82,987       15,628        30,318
 Redeemed.................     (158,044)    (1,364,087)    (135,069)     (226,674)
                            -----------   ------------  -----------   -----------
 Change in shares.........      453,870     (1,190,947)     (76,400)     (105,631)
                            ===========   ============  ===========   ===========

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

   SHARES
     OR
  PRINCIPAL                        SECURITY                         AMORTIZED
   AMOUNT                        DESCRIPTION                           COST
 ----------- ---------------------------------------------------   ------------
 U.S. GOVERNMENT AGENCIES (17.7%):
 Federal Home Loan Bank:
 $20,397,000 Discount Note, 1/9/98..............................   $ 20,378,844
                                                                   ------------
  Total U.S. Government Agencies                                     20,378,844
                                                                   ------------
 REPURCHASE AGREEMENTS (82.7%):
  10,000,000 C.S. First Boston Corp., dated 12/3/97, 5.70%,
              matures 1/2/98, Proceeds at maturity $10,047,500
              (Collateralized by $10,000,000 Federal National
              Mortgage Association, 5.61%, 5/14/98, Market Value
              = $10,073,242)....................................     10,000,000
  10,200,000 C.S. First Boston Corp., dated 12/29/97, 6.25%, matures 1/2/98, Proceeds at maturity $10,207,083
              (Collateralized by $10,000,000 Federal Home Loan
              Mortgage Corporation, 8.00%, 4/9/07, Market Value
              = $10,240,222)....................................     10,200,000
  14,000,000 C.S. First Boston Corp., dated 12/29/97, 6.25%, matures 1/2/98, Proceeds at maturity $14,009,722
              (Collateralized by $13,680,000 Federal National
              Mortgage Association, 6.29%, 8/7/02, Market Value
              = $14,070,701)....................................     14,000,000

   SHARES
     OR
  PRINCIPAL                       SECURITY                        AMORTIZED
   AMOUNT                       DESCRIPTION                          COST
 ----------- -------------------------------------------------   ------------
 REPURCHASE AGREEMENTS, CONTINUED:
 $25,125,000 C.S. First Boston Corp., dated 12/29/97, 6.25%, matures 1/2/98, Proceeds at maturity $25,142,448
              (Collateralized by $25,000,000 Federal National
              Mortgage Association, 6.40%, 11/4/02, Market
              Value = $25,303,333)............................   $ 25,125,000
  25,687,500 C.S. First Boston Corp., dated 12/29/97, 6.25%, matures 1/2/98, Proceeds at maturity $25,705,339
              (Collateralized by $25,000,000 Federal Home Loan
              Bank, 7.34%, 8/27/07, Market Value =
              $25,757,056)....................................     25,687,500
   9,987,500 C.S. First Boston Corp., dated 12/29/97, 6.25%,
              matures 1/2/98, Proceeds at maturity $9,994,436
              (Collateralized by $10,000,000 Federal Home Loan
              Bank, 6.21%*, 6/11/07, Market Value =
              $10,035,211)....................................      9,987,500
                                                                 ------------
  Total Repurchase Agreements                                      95,000,000
                                                                 ------------
  Total Investments (Amortized Cost $115,378,844) (a)--100.4%     115,378,844
  Liabilities in excess of other assets (0.4)%                       (420,490)
                                                                 ------------
  TOTAL NET ASSETS--100.0%                                       $114,958,354
                                                                 ============

------
(a) Cost for federal income tax and financial reporting purposes are the same.

  * Floating Rate Certificates are securities with interest rates that change whenever a specific interest rate changes. The interest rate is based on an index of market interest rates or other index. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on December 31, 1997.

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.1%):
 Aerospace (0.1%):
     1,346 Raytheon Co. Class A...................................   $    66,352
                                                                     -----------
 Automotive Parts (3.2%):
    76,650 Echlin, Inc............................................     2,773,772
                                                                     -----------
 Chemicals--Specialty (1.1%):
    22,000 Great Lakes Chemical Corp..............................       987,250
                                                                     -----------
 Computers & Peripherals (3.3%):
    26,900 International Business Machines Corp...................     2,812,731
                                                                     -----------
 Diversified Products (2.3%):
    39,550 Aeroquip-Vickers Inc...................................     1,940,422
                                                                     -----------
 Electrical Equipment (2.5%):
    44,835 Thomas & Betts Corp....................................     2,118,454
                                                                     -----------
 Food Processing & Packaging (4.5%):
    53,200 J & J Snack Foods Corp. (b)............................       871,150
   105,800 McCormick & Company, Inc...............................     2,962,400
                                                                     -----------
                                                                       3,833,550
                                                                     -----------
 Insurance (16.4%):
   100,652 PXRE Corp..............................................     3,340,388
    49,800 SunAmerica, Inc........................................     2,128,950
    82,199 Travelers Group, Inc...................................     4,428,470
    78,200 UNUM Corp..............................................     4,252,125
                                                                     -----------
                                                                      14,149,933
                                                                     -----------
 Machinery (2.6%):
   130,000 Global Industries Technology, Inc. (b).................     2,201,875
                                                                     -----------
 Machinery & Equipment (2.0%):
    28,000 Case Corp..............................................     1,692,250
                                                                     -----------
 Manufactured Housing (1.4%):
    42,600 Skyline Corp...........................................     1,171,500
                                                                     -----------
 Metal & Mineral Production (2.4%):
    44,900 Cleveland Cliffs, Inc..................................     2,056,981
                                                                     -----------
 Motor Vehicles (4.7%):
    56,000 Ford Motor Co..........................................     2,726,500
    21,100 General Motors Corp....................................     1,279,188
                                                                     -----------
                                                                       4,005,688
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Oil & Gas (5.6%):
    76,000 Pride International Inc................................   $ 1,919,000
    91,180 Valero Energy Corp.....................................     2,866,471
                                                                     -----------
                                                                       4,785,471
                                                                     -----------
 Oilfield Equipment & Services (3.4%):
    40,750 BJ Services Co. (b)....................................     2,931,453
                                                                     -----------
 Pollution Control Services & Equipment (4.0%):
   126,500 Safety-Kleen Corp......................................     3,470,844
                                                                     -----------
 Real Estate Investment Trusts (7.5%):
   157,500 Equity Inns, Inc.......................................     2,323,125
    67,700 Mid-America Apartment Communities, Inc.................     1,933,681
    57,710 Storage USA, Inc.......................................     2,304,793
                                                                     -----------
                                                                       6,561,599
                                                                     -----------
 Restaurants (3.2%):
   221,750 Darden Restaurants, Inc................................     2,771,875
                                                                     -----------
 Retail (4.0%):
   239,100 Hancock Fabrics, Inc...................................     3,466,950
                                                                     -----------
 Savings & Loan Companies (3.2%):
    41,400 H. F. Ahmanson & Co....................................     2,771,213
                                                                     -----------
 Steel (2.9%):
   160,000 Birmingham Steel Corp..................................     2,520,000
                                                                     -----------
 Telecommunications (4.5%):
    77,000 Century Telephone Enterprise...........................     3,835,563
                                                                     -----------
 Tobacco & Tobacco Products (2.8%):
    64,500 UST, Inc...............................................     2,382,469
                                                                     -----------
 Toys (2.9%):
    80,000 Hasbro, Inc............................................     2,520,000
                                                                     -----------
 Trucking (3.6%):
   150,650 Werner Enterprises, Inc................................     3,088,325
                                                                     -----------
  Total Common Stocks                                                 80,916,520
                                                                     -----------

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 REPURCHASE AGREEMENTS (2.8%):
 2,445,550 Merrill Lynch Securities, Inc., Dated 12/31/97, 5.50%,
            Matures 1/2/98, Proceeds at maturity $2,446,297,
            (Collateralized by $2,480,000 U.S. Treasury Notes,
            5.63%, 10/31/99, Market Value = $2,499,632)..........   $ 2,445,550
                                                                    -----------
  Total Repurchase Agreements                                         2,445,550
                                                                    -----------
  Total Investments (Cost--$55,534,009)(a)--96.9%                    83,362,070
  Other assets in excess of liabilities 3.1%                          2,650,358
                                                                    -----------
  Total Net Assets--100.0%                                          $86,012,428
                                                                    ===========

------
(a) Represents cost for federal income tax purposes and financial reporting and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $28,974,472
      Unrealized depreciation......................................  (1,146,411)
                                                                    -----------
      Net unrealized appreciation.................................. $27,828,061
                                                                    ===========

(b) Represents non-income producing securities.


                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 COMMON STOCKS (62.1%):
 Amusement & Recreation (2.3%):
     36,000 Cedar Fair L.P........................................   $   931,500
                                                                     -----------
 Banking (2.9%):
     19,000 NationsBank Corp......................................     1,155,438
                                                                     -----------
 Beverages (3.1%):
     18,800 Coca-Cola Co..........................................     1,252,550
                                                                     -----------
 Computers & Peripherals (2.3%):
     15,000 Hewlett Packard Co....................................       937,500
                                                                     -----------
 Electrical Component (2.2%):
     15,500 Motorola, Inc.........................................       884,469
                                                                     -----------
 Electrical Equipment (4.4%):
     24,000 General Electric Co...................................     1,761,000
                                                                     -----------
 Energy (2.0%):
     24,000 Ensco International, Inc..............................       804,000
                                                                     -----------
 Food Processing & Packaging (0.1%):
      1,000 Sara Lee Corp.........................................        56,313
                                                                     -----------
 Household Products/Wares (2.8%):
     14,000 Procter & Gamble Co...................................     1,117,375
                                                                     -----------
 Insurance (2.7%):
     10,000 American International Group, Inc.....................     1,087,500
                                                                     -----------
 Office Equipment & Supplies (1.9%):
      8,400 Pitney Bowes, Inc.....................................       755,475
                                                                     -----------
 Oil--Integrated Companies (5.3%):
     14,800 Atlantic Richfield Co.................................     1,185,850
     17,000 Texaco, Inc...........................................       924,375
                                                                     -----------
                                                                       2,110,225
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (6.0%):
     17,500 Abbott Laboratories...................................   $ 1,147,344
     20,000 Schering-Plough Corp..................................     1,242,499
                                                                     -----------
                                                                       2,389,843
                                                                     -----------
 Real Estate Investment Trusts (2.7%):
     27,300 Storage USA, Inc......................................     1,090,294
                                                                     -----------
 Restaurants (2.1%):
     25,000 Cracker Barrel Old Country Store, Inc.................       834,375
                                                                     -----------
 Retail (6.8%):
     27,000 Home Depot, Inc.......................................     1,589,624
     29,000 Wal-Mart Stores, Inc..................................     1,143,688
                                                                     -----------
                                                                       2,733,312
                                                                     -----------
 Semiconductors (3.3%):
     18,800 Intel Corp............................................     1,320,700
                                                                     -----------
 Telecommunications--Equipment (2.8%):
     47,000 World Access, Inc. (b)................................     1,122,125
                                                                     -----------
 Tobacco (4.5%):
     39,600 Philip Morris Cos., Inc...............................     1,794,375
                                                                     -----------
 Toys & Bicycles--Manufacturing (1.9%):
     20,000 Mattel, Inc...........................................       745,000
                                                                     -----------
  Total Common Stocks                                                 24,883,369
                                                                     -----------
 INVESTMENT COMPANIES (0.0%):
      4,297 Dreyfus Treasury Prime Fund...........................         4,297
      4,297 Riverside Capital Money Market Fund...................         4,297
                                                                     -----------
  Total Investment Companies                                               8,594
                                                                     -----------

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL GROWTH FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                           MARKET
   AMOUNT                        DESCRIPTION                          VALUE
 ---------- ----------------------------------------------------   -----------
 REPURCHASE AGREEMENTS (26.4%):
 10,554,521 Merrill Lynch Securities, Inc., Dated 12/31/97,
             6.35%, Matures 1/2/98, Proceeds at maturity
             $10,558,245, (Collateralized by $10,415,000 U.S.
             Treasury Notes, 6.50%, 5/31/02, Market Value =
             $10,759,067).......................................   $10,554,521
                                                                   -----------
  Total Repurchase Agreements                                       10,554,521
                                                                   -----------
  Total Investments
   (Cost--$23,525,730)(a)--88.5%                                    35,446,484
  Other assets in excess of liabilities--11.5%                       4,591,098
                                                                   -----------
  Total Net Assets--100.0%                                         $40,037,582
                                                                   ===========

------
(a) Represents cost for federal income tax purposes and financial reporting and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $11,939,718
      Unrealized depreciation......................................     (18,964)
                                                                    -----------
      Net unrealized appreciation.................................. $11,920,754
                                                                    ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FIXED INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS (12.2%):
 Industrial Goods & Services (7.1%):
 1,600,000 Voyager Lines Private Placement, 9.50%, 11/1/99,
            Callable 2/13/98 @ 100 (b), LC Bank of New York, see
            note 5...............................................   $ 1,600,000
                                                                    -----------
 Transportation & Shipping (5.1%):
 1,125,000 Ray & Ross Transport, Inc., 10.00%, 2/1/06, LC Bank of
            New York, see note 5.................................     1,125,000
                                                                    -----------
  Total Corporate Bonds                                               2,725,000
                                                                    -----------
 MUNICIPAL BONDS (5.1%):
 California (5.1%):
 1,100,000 California State Rural Home Mortgage, 7.25%, 5/1/28...     1,132,769
                                                                    -----------
  Total Municipal Bonds                                               1,132,769
                                                                    -----------
 TAXABLE MUNICIPAL BONDS (14.6%):
 Illinois (0.5%):
   102,884 Belleville, St. Clair County, CMO, 7.35%, 11/15/09....       112,380
                                                                    -----------
 Oklahoma (4.7%):
   980,000 Oklahoma County Financial Authority, 8.05%, 10/1/09,
            Callable 10/01/03 @103...............................     1,035,693
                                                                    -----------
 Tennessee (3.5%):
   745,000 Hamilton County, Tennessee Industrial Development
            Board, Multifamily Housing Revenue, Waterford
            Apartments, Project A, 8.50%, 8/1/10.................       782,757
                                                                    -----------
 Texas (5.9%):
 1,250,000 Texas State Department of Housing & Community, 7.32%,
            9/1/14, Callable 9/1/05 @102.........................     1,309,762
                                                                    -----------
  Total Taxable Municipal Bonds                                       3,240,592
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES (44.9%):
 Federal Home Loan Bank: (17.4%):
 2,230,000 7.25%, 5/14/04, Callable 5/14/99 @ 100.................   $ 2,335,858
 1,500,000 6.80%, 9/30/04, Callable 9/30/99 @ 100.................     1,542,150
                                                                     -----------
                                                                       3,878,008
                                                                     -----------
 Federal Home Loan Mortgage Corp.: (7.1%):
 1,580,000 6.27%, 1/27/04.........................................     1,572,811
                                                                     -----------
 Federal National Mortgage Assoc.: (20.4%):
 1,000,000 Medium Term Note, 7.90%, 6/28/06, Callable 6/28/99
            @ 100.................................................     1,030,450
 1,000,000 6.82%, 12/13/06, Callable 12/13/99 @ 100...............       995,970
 2,500,000 Medium Term Note, 7.00%, 7/24/07, Callable 7/24/00
            @ 100.................................................     2,531,025
                                                                     -----------
                                                                       4,557,445
                                                                     -----------
  Total U.S. Government Agencies                                      10,008,264
                                                                     -----------
 U.S. TREASURY BONDS (0.3%):
    49,000 9.13%, 5/15/09.........................................        57,340
                                                                     -----------
  Total U.S. Treasury Bonds                                               57,340
                                                                     -----------

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FIXED INCOME FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 REPURCHASE AGREEMENTS (21.7%):
 4,827,526 Merrill Lynch Securities, Inc., Dated 12/31/97, 5.50%,
            Matures 1/2/98, Proceeds at maturity $4,829,001
            (Collateralized by $4,890,000 U.S. Treasury Notes,
            5.63%, 10/31/99, Market Value = $4,928,710)..........   $ 4,827,526
                                                                    -----------
  Total Repurchase Agreements                                         4,827,526
                                                                    -----------
  Total Investments
   (Cost--$21,653,956)(a)--98.8%                                     21,991,491
  Other assets in excess of
   liabilities--1.2%..............................................      266,051
                                                                    -----------
  Total Net Assets--100.0%                                          $22,257,542
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and financial reporting and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................................... $339,378
      Unrealized depreciation.........................................   (1,843)
                                                                       --------
      Net unrealized appreciation..................................... $337,535
                                                                       ========

(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
CMO--Collateralized Mortgage Obligations
LC--Letter of Credit

                      See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL TENNESSEE MUNICIPAL OBLIGATIONS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS (81.5%):
 Alabama (2.8%):
 $500,000  Daphne Alabama Warrants, GO, 5.13%, 4/1/17, Callable
            4/1/07 @ 102.........................................   $   500,595
                                                                    -----------
 Georgia (2.4%):
  400,000  Atlanta, Georgia Housing Development Corp., Mortgage
            Revenue, 7.00%, 12/1/20, Callable 12/1/05 @ 102......       437,596
                                                                    -----------
 Puerto Rico (9.1%):
  250,000  Puerto Rico CommonWealth, GO, 6.00%, 7/1/14, Callable
            7/1/02 @ 101.5.......................................       266,140
  500,000  Puerto Rico CommonWealth, GO, 5.38%, 7/1/25, Callable
            7/1/07 @ 100.........................................       505,000
  600,000  Puerto Rico CommonWealth, GO, 5.40%, 7/1/25, Callable
            7/1/06 @ 101.5.......................................       609,132
  250,000  Puerto Rico Electric Power Authority, 5.25%, 7/1/21,
            Callable 7/1/05 @ 100................................       251,385
                                                                    -----------
                                                                      1,631,657
                                                                    -----------
 Tennessee (67.2%):
    5,000  Blount County, Tennessee Health & Educational
            Facilities Board Revenue, Multifamily Mortgage,
            Maryville Towers Project, 6.20%, 7/20/28, GNMA.......         5,195
  400,000  Bristol, Tennessee Health & Educational, 5.25%,
            9/1/21, Callable 9/1/03 @ 102........................       398,360
  250,000  Cleveland, Tennessee Water & Sewer, GO, 5.35%, 9/1/23,
            Callable 9/1/07 @ 100................................       252,993
  125,000  Dickson County, Tennessee, GO, 5.00%, 4/1/15, Callable
            4/1/08 @ 100.........................................       125,070
  500,000  Hamilton County, Tennessee Industrial Development
            Board Revenue, Multifamily Housing, Park at 58
            Project, 6.70%, 3/1/21, Callable 3/1/06 @ 101........       526,870
  250,000  Hamilton County, Tennessee Industrial Development
            Board Revenue, Multifamily Housing, Patten Towers,
            6.38%, 8/1/26, Callable 8/1/05 @ 102.................       259,138
  890,000  Hamilton County, Tennessee Industrial Development
            Board Revenue, Multifamily Housing, Waterford Place
            Apartments Project, Series B, 6.60%, 2/1/24, FGIC....       908,805
  300,000  Jackson, Tennessee Health, Educational & Housing,
            Posthouse Apartments, 7.00%, 5/1/17..................       319,914
  350,000  Knoxville, Tennessee Community Development Corp.,
            Clinton Towers Housing Revenue, Multifamily, 6.60%,
            10/15/07.............................................       369,908
  250,000  Knoxville, Tennessee Community Development Corp.,
            Clinton Towers Housing Revenue, Multifamily, 6.65%,
            10/15/10.............................................       264,630
  115,000  Manchester, Tennessee Water & Sewer Revenue, Series
            1992, GO, 6.00%, 7/1/06, AMBAC.......................       118,533
  900,000  Maury County Industrial Development Board, PCR, 6.50%,
            9/1/24, Callable 9/1/04 @ 102........................       991,583
  245,000  Memphis, Tennessee Health, Educational, & Housing
            Facilities Board, Mortgage Revenue, Edgewater Terrace
            Project, 7.38%, 1/20/27, FHA, LOC: First Alabama,
            Birmingham...........................................       264,022
  250,000  Memphis, Tennessee Health, Educational, & Housing
            Facilities Board, Multifamily Refunding, River Trace
            II-A, 6.45%, 4/1/26..................................       265,580
  340,000  Memphis, Tennessee Referendum GO, 5.60%, 8/1/10.......       369,345


                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL TENNESSE MUNICIPAL OBLIGATIONS FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED:
 Tennessee, continued:
 $150,000  Memphis, Tennessee, GO, 5.00%, 7/1/12, Callable 7/1/05
            @ 101................................................   $   151,868
  750,000  Metropolitan Government Nashville & Davidson County
            Health & Educational Facility Board, 5.38%, 7/1/18,
            Callable 7/1/07 @ 101................................       771,067
  240,000  Metropolitan Government, Nashville & Davidson County,
            Tennessee, GO, 5.13%, 5/15/25, Callable 5/15/07 @
            102..................................................       238,066
   45,000  Metropolitan Government, Nashville & Davidson County,
            Tennessee Water & Sewer Revenue, 7.00%, 1/1/14.......        45,076
  125,000  Metropolitan Nashville & Davidson County Tennessee,
            GO, 6.13%, 5/15/19...................................       136,629
  375,000  Metropolitan Nashville Airport, 4.95%, 7/1/11,
            Callable 7/1/08 @ 102................................       378,660
  150,000  Morristown, Tennessee Housing Development Corp.,
            Multifamily Revenue, 6.25%, 5/1/18...................       157,871
  725,000  Shelby County, Tennessee Health, Educational & Housing
            Facilities Board Revenue, Heritage Place Project B,
            7.13%, 7/1/25, MBIA, FHA.............................       824,926
  650,000  Shelby County, Tennessee Health, Educational & Housing
            Facilities Board Revenue, Multifamily Housing,
            Windsor Apartments, 6.75%, 10/1/17...................       688,097
  500,000  Shelby County, Tennessee Health, Educational & Housing
            Facilities Board Revenue, Trezevant Manor Project,
            6.00%, 8/1/16........................................       514,275
  500,000  Shelby County, Tennessee, 6.00%, 4/15/24..............       508,005
  300,000  Shelby County, Tennessee, 6.63%, 7/1/17, Callable
            12/1/06 @ 102........................................       315,084
  500,000  Shelby County, Tennessee, 6.75%, 1/1/28, Callable
            12/1/06 @ 102........................................       526,000
  500,000  South Fulton, Tennessee Industrial Development
            Revenue, 6.35%, 10/1/15, Callable 10/1/05 @102.......       539,050
  310,000  South Fulton, Tennessee Industrial Revenue Authority,
            6.00%, 10/1/10, Callable 10/1/05 @102................       334,285
  200,000  Tennessee Housing Development Agency, 5.50%, 7/1/17,
            Callable 1/1/08 @ 102................................       202,808
  235,000  Tennessee Housing Development Agency, 5.90%, 7/1/18,
            Callable 7/1/03 @ 102................................       243,780
                                                                    -----------
                                                                     12,015,493
                                                                    -----------
           Total Municipal Bonds                                     14,585,341
                                                                    -----------
 ALTERNATIVE MINIMUM TAX PAPER (16.9%):
 Tennessee (16.9%):
  920,000  Loudon County, Tennessee Industrial Development Board,
            Solid Waste Disposal Revenue, Kimberly-Clark Corp.
            Project, 6.20%, 2/1/23...............................       979,183
  100,000  Memphis Shelby County, Tennessee Airport Revenue,
            8.13%, 2/15/12, MBIA.................................       102,476
  145,000  Tennessee Housing Development Agency Mortgage, Series
            A, 6.90%, 7/1/25, Callable 7/1/04 @ 102..............       156,190
  500,000  Tennessee Housing Development Agency Mortgage, Series
            C, 6.10%, 7/1/15, Callable 7/1/05 @ 102..............       522,345
  740,000  Tennessee Housing Development Agency, 7.05%, 7/1/20,
            Callable 1/1/05 @ 102................................       795,433

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL TENNESSE MUNICIPAL OBLIGATIONS FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

  SHARES
    OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 MUNICIPAL BONDS, CONTINUED:
 Tennessee, continued:
 $440,000  Tennessee Housing Development Agency, 6.45%, 7/1/21,
            Callable 7/1/05 @ 102................................   $   468,266
                                                                    -----------
                                                                      3,023,893
                                                                    -----------
  Total Alternative Minimum Tax Paper                                 3,023,893
                                                                    -----------
 INVESTMENT COMPANIES (1.6%):
  284,835  Dreyfus Municipal Cash Management Plus Fund...........       284,835
                                                                    -----------
  Total Investment Companies                                            284,835
                                                                    -----------
  Total Investments (Cost $17,153,299)(a)--100.0%.................   17,894,069
  Other assets in excess of liabilities 0.0%......................        1,358
                                                                    -----------
  Total Net Assets--100.0%........................................  $17,895,427
                                                                    ===========

--------
(a) Represents cost for federal income tax purposes and financial reporting and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.......................................... $742,507
      Unrealized depreciation..........................................    1,737
                                                                        --------
      Net unrealized appreciation...................................... $740,770
                                                                        ========

AMBAC--AMBAC Imdemnity Corp.
FGIC--Insured by the Financial Guaranty Insurance Corp.
FHA--Insured by the Federal Housing Administration
GNMA--Insured by the Government National Mortgage Assoc.
GO--General Obligation
LOC--Letter of Credit
MBIA--Insured by the Municipal Bond Insurance Assoc.
PCR--Pollution Control Revenue

                      See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                                  (UNAUDITED)


1. ORGANIZATION:

 The Sessions Group (the "Group") was organized on April 25, 1988 as an Ohio business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Between the date of organization and the dates of commencement of operations of the Riverside Capital Money Market Fund, the Riverside Capital Value Equity Fund, the Riverside Capital Growth Fund, the Riverside Capital Fixed Income Fund, and the Riverside Capital Tennessee Municipal Obligations Fund (individually, a "Fund" and collectively, the "Funds"), each a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses and the sale of initial units of beneficial interest ("shares") of the Funds.

 The investment objective of the Money Market Fund is to seek current income with liquidity and stability of principal. The investment objective of the Value Equity Fund is to seek growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks. The investment objective of the Growth Fund is to seek growth of capital by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks. The investment objective of the Fixed Income Fund is to seek current income as well as preservation of capital through investment in high grade fixed income securities. The investment objectives of the Tennessee Municipal Obligations Fund are to seek (1) income which is exempt from federal income tax and Tennessee state income tax, although such income may be subject to the federal alternative minimum tax when received by certain shareholders, and
 (2) preservation of capital.

 The Group is authorized to issue an unlimited number of shares without par value. Sales of shares of the Funds may be made to customers of National Bank of Commerce ("NBC") and its affiliates, to all accounts of correspondent banks of NBC and to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 SECURITIES VALUATION:

 Investments of the Money Market Fund are valued at either amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

 Investments in common and preferred stocks of the Value Equity Fund, the Growth Fund, the Fixed Income Fund, and the Tennessee Municipal Obligations Fund (collectively, "the variable net asset value funds"), are valued at their market values determined on the basis of the current price in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in corporate bonds, municipal securities and U.S. Government securities of the variable net asset value funds

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 are valued at their market values determined on the basis of the mean of the latest bid and asked quotations in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. The variable net asset value funds may also use an independent pricing service approved by the Board of Trustees to value certain other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INCOME:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

 REPURCHASE AGREEMENTS:

 The Funds may acquire repurchase agreements from financial institutions such as banks and broker dealers which NBC deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be borrowing by the Funds under the 1940 Act.

 REVERSE REPURCHASE AGREEMENTS:

 The Funds may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it places in a segregated custodial account liquid assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Funds under the 1940 Act.

 DIVIDENDS TO SHAREHOLDERS:

 Dividends from net investment income are declared daily and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Money Market Fund. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed annually for the variable net asset value funds.

 Dividends from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 differences are primarily due to differing treatments for net operating losses, expiring capital loss carry forwards, and deferral of certain losses. The following reclassification has been made to the components of net assets of the Money Market Fund as of December 31, 1997, to more clearly reflect the differences between financial statement amounts available for distribution and the amounts available for distribution to comply with income tax regulations: a decrease in capital and a corresponding decrease in accumulated undistributed net realized losses on investment transactions in the amounts of $49,048 and $225,421, respectively.

 ORGANIZATION COSTS:

 All expenses in connection with each Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by that Fund. Such expenses are amortized over a period of two years commencing with the date of the initial public offering (five years for the Tennessee Municipal Obligations Fund).

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended December 31, 1997 are as follows:

                                                         PURCHASES     SALES
                                                        ----------- -----------
 Value Equity Fund..................................... $ 8,847,856 $17,059,034
 Growth Fund........................................... $ 2,293,972 $16,828,781
 Fixed Income Fund..................................... $11,955,618 $13,079,579
 Tennessee Municipal Obligations Fund.................. $ 5,995,847 $ 5,795,715

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Funds by NBC. Under the terms of the investment advisory agreement, NBC's fees are computed daily as a percentage of the average net assets of each Fund.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc.

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator and distributor. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed daily as a percentage of the average net assets of each Fund. BISYS Ohio serves the Funds as transfer agent and fund accountant.

 The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees are used by BISYS to pay banks, including NBC, broker dealers and other institutions, or to reimburse BISYS or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares. The Group has adopted an Administrative Services Plan, pursuant to which each Fund is

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

 authorized to pay compensation to banks and other financial institutions, which may include NBC, its correspondent and affiliated banks and BISYS, for providing ministerial, recordkeeping and/or administrative support services to their customers who are the beneficial or record owners of a Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net asset value of a Fund.

 BISYS is also entitled to receive commissions on sales of shares of the variable net asset value funds. For the six months ended December 31, 1997, BISYS received $1,039 from commissions earned on sales of shares of the variable net asset value funds, of which $93 was reallowed to affiliated broker/dealers.

 The Funds may and do invest available cash balances in the Riverside Capital Money Market Fund.

 Fees may be voluntarily reduced to assist the Funds in maintaining more competitive expense ratios.

 Information regarding these transactions is as follows for the six months ended December 31, 1997:

                           MONEY      VALUE
                          MARKET     EQUITY       GROWTH
                           FUND       FUND         FUND
                          -------  -----------  -----------
 INVESTMENT ADVISORY
 FEES:
 Annual fee before            .35%    1.00% of     1.00% of
  voluntary fee                          first        first
  reductions                       $50 million  $50 million
  (percentage of average               .75% of      .75% of
  net assets)............            remaining    remaining
 Voluntary fee
  reductions.............      --           --     $131,641
 ADMINISTRATION FEES:
 Annual fee before
  voluntary fee
  reductions
  (percentage of average
  net assets)............     .20%         .20%         .20%
 Voluntary fee
  reductions.............      --           --       $6,766
 12B-1 FEES:
 Annual fee before
  voluntary fee
  reductions
  (percentage of average
  net assets)............     .25%         .25%         .25%
 Voluntary fee
  reductions............. $84,380      $56,223      $30,379
 ADMINISTRATIVE SERVICES
  FEES:
 Annual fee before
  voluntary fee
  reductions
  (percentage of average
  net assets)............     .25%         .25%         .25%
 Voluntary fee
  reductions............. $63,286      $34,600      $12,151
 FUND ACCOUNTANT AND
  TRANSFER AGENT FEES.... $34,432      $30,534      $23,187

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)

                                                               TENNESSEE
                                                      FIXED    MUNICIPAL
                                                     INCOME   OBLIGATIONS
                                                      FUND       FUND
                                                     -------  -----------
 INVESTMENT ADVISORY FEES:
 Annual fee before voluntary fee reductions
  (percentage of average net assets)................     .65%       .65%
 Voluntary fee reductions...........................      --    $48,781
 ADMINISTRATION FEES:
 Annual fee before voluntary fee reductions
  (percentage of average net assets)................     .20%       .20%
 Voluntary fee reductions...........................      --         --
 12B-1 FEES:
 Annual fee before voluntary fee reductions
  (percentage of average net assets)................     .25%       .25%
 Voluntary fee reductions........................... $18,187    $ 7,289
 ADMINISTRATIVE SERVICES FEES:
 Annual fee before voluntary fee reductions
  (percentage of average net assets)................     .25%       .25%
 Voluntary fee reductions........................... $ 1,914    $11,843
 FUND ACCOUNTANT AND TRANSFER AGENT FEES............ $24,275    $28,016

5. CAPITAL CONTRIBUTIONS

 During the six months ended December 31, 1997, NBC voluntarily contributed $274,469 to reimburse the Money Market Fund for losses realized. During the six months ended, December 31, 1997, NBC voluntarily contributed $23,192 of its investment advisory fees and BISYS voluntarily contributed $6,846 of its administration fees to the Money Market Fund. During the years ended June 30, 1996 and June 30, 1997, NBC voluntarily contributed $97,370 and $134,389, respectively, of its investment advisory fees to the Money Market Fund. In addition, during the years ended June 30, 1996 and June 30, 1997, BISYS contributed $13,327 and $40,955, respectively, of its administration fees to the Money Market Fund. The voluntary contribution of investment advisory and administration fees, and the difference between the market value and the carrying value of the securities on the transaction date are reflected in the accompanying financial statements as a capital contribution to the Money Market Fund.

 During the year ended June 30, 1997, NBC voluntarily contributed $150,000 to reimburse the Fixed Income Fund for a loss realized on the disposition of a bond issued by Montalbano Builders. In addition, NBC voluntarily established an Irrevocable Letter of Credit (LOC) with The Bank of New York on June 4, 1997, with the Fixed Income Fund as the beneficiary of the LOC, in order to support the value of two defaulted fixed income securities issued by Voyager Lines Private Placement and Ray & Ross Transport. Prior to the

                                   Continued

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                               DECEMBER 31, 1997
                                  (UNAUDITED)
 Letter of Credit NBC unconditionally and irrevocably committed to support the value of these fixed income securities. The fixed income securities are holdings of the Fixed Income Fund as of December 31, 1997.

 The stated amount of the LOC is the lesser of $4,500,000 or the aggregate amount of the unpaid par value and accrued interest on these defaulted fixed income securities ($2,934,688 on the date the Letter of Credit was established June 4, 1997). The Letter of Credit is payable to the Fixed Income Fund upon certain payment events which include: (1) the issuer of one or both of these fixed income securities has failed to repay the beneficiary the par value and accrued interest due under the securities on the original maturity date of the respective securities or such later date agreed to by the Fixed Income Fund; (2) the Fixed Income Fund sells one or both of these securities; (3) one or both of these fixed income securities have been diposed of and the Fixed Income Fund has either not assented to such disposition or has revoked assent to such disposition.

 The stated amount of the LOC exceeded the fair value of these securities by $2,725,000 on the date the LOC was established. This amount, including accrued interest and contributed capital for the realized loss on the Montalbano security, is accounted for in the accompanying financial statements as a capital contribution to the Fixed Income Fund.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                             MONEY MARKET FUND
                         --------------------------------------------------------------------------
                                                      YEAR ENDED JUNE 30,
                                          ---------------------------------------------------------
                          SIX MONTHS
                            ENDED
                         DECEMBER 31,
                             1997           1997         1996         1995         1994      1993
                         ------------     --------     --------     --------     --------  --------
                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD...  $      1.00      $   1.00     $   1.00     $   1.00     $   1.00  $   1.00
                         -----------      --------     --------     --------     --------  --------
Investment Activities
  Net investment
   income..............        0.023         0.044        0.046        0.044        0.026     0.032
  Net realized losses..       (0.002)          --           --        (0.004)         --        --
                         -----------      --------     --------     --------     --------  --------
    Total from
     Investment
     Activities........        0.021         0.044        0.046        0.040        0.026     0.032
                         -----------      --------     --------     --------     --------  --------
Distributions
  Net investment
   income..............       (0.023)       (0.044)      (0.046)      (0.044)      (0.026)   (0.032)
                         -----------      --------     --------     --------     --------  --------
Capital transactions...        0.002           --           --         0.044          --        --
                         -----------      --------     --------     --------     --------  --------
NET ASSET VALUE, END OF
 PERIOD................  $      1.00      $   1.00     $   1.00     $   1.00     $   1.00  $   1.00
                         ===========      ========     ========     ========     ========  ========
Total Return...........         2.30%(a)      4.44%(c)     4.75%(c)     4.44%(c)     2.65%     3.20%
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, at end of
 period (000)..........     $114,958      $140,174     $134,146     $157,904     $128,001  $141,840
Ratio of expenses to
 average
 net assets............         1.00%(b)      1.09%        0.99%        0.97%        0.95%     0.85%
Ratio of net investment
 income to average net
 assets................         4.51%(b)      4.36%        4.65%        4.41%        2.62%     3.17%
Ratio of expenses to
 average
 net assets*...........         1.21%(b)      1.30%        1.20%        1.18%        1.09%     0.94%
Ratio of net investment
 income to average net
 assets*...............         4.30%(b)      4.15%        4.44%        4.20%        2.48%     3.08%

------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) The capital contribution had no impact on the total return for the years ended June 30, 1995, June 30, 1996, and June 30, 1997.

                       See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                          VALUE EQUITY FUND
                         ----------------------------------------------------------
                                                  YEAR ENDED JUNE 30,
                                        -------------------------------------------
                          SIX MONTHS
                            ENDED
                         DECEMBER 31,
                             1997        1997     1996     1995     1994     1993
                         ------------   -------  -------  -------  -------  -------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 15.53      $ 14.54  $ 12.63  $ 12.67  $ 11.57  $ 11.04
                           -------      -------  -------  -------  -------  -------
Investment Activities
  Net investment income.      0.06         0.09     0.14     0.14     0.07     0.21
  Net realized and
   unrealized gains on
   investments..........      2.35         3.06     2.40     0.76     1.28     0.96
                           -------      -------  -------  -------  -------  -------
    Total from
     Investment
     Activities.........      2.41         3.15     2.54     0.90     1.35     1.17
                           -------      -------  -------  -------  -------  -------
Distributions
  Net investment income.     (0.07)       (0.10)   (0.14)   (0.13)   (0.06)   (0.22)
  Net realized gains....     (1.66)       (2.06)   (0.49)   (0.15)   (0.19)   (0.42)
  In excess of net
   realized gains.......       --           --       --     (0.66)     --       --
                           -------      -------  -------  -------  -------  -------
    Total Distributions.     (1.73)       (2.16)   (0.63)   (0.94)   (0.25)   (0.64)
                           -------      -------  -------  -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 16.21      $ 15.53  $ 14.54  $ 12.63  $ 12.67  $ 11.57
                           =======      =======  =======  =======  =======  =======
Total Return (excludes
 sales charges).........     15.78%(a)    23.66%   20.50%    8.03%   11.76%   10.94%
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, at end of
 period (000)...........   $86,012      $79,564  $81,055  $80,264  $79,232  $52,629
Ratio of expenses to
 average net assets.....      1.52%(b)     1.62%    1.58%    1.58%    1.36%    0.73%
Ratio of net investment
 income to average
 net assets.............      0.63%(b)     0.61%    1.01%    1.13%    0.52%    1.84%
Ratio of expenses to
 average net assets*....      1.73%(b)     1.83%    1.79%    1.79%    1.74%    1.69%
Ratio of net investment
 income to average
 net assets*............      0.42%(b)     0.40%    0.80%    0.92%    0.14%    0.88%
Portfolio turnover......     10.89%       11.47%   27.89%   35.64%   62.17%   16.13%
Average commission rate
 paid (c)...............   $0.0600      $0.0604  $0.0605       NA       NA       NA

------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Represents the total dollar amount of commissions paid on portfolio equity transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

                      See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                           GROWTH FUND
                          -----------------------------------------------------
                                             YEAR ENDED JUNE 30,
                                           -------------------------
                           SIX MONTHS                                 APRIL 15,
                             ENDED                                     1994 TO
                          DECEMBER 31,                                JUNE 30,
                              1997          1997     1996     1995    1994 (A)
                          ------------     -------  -------  -------  ---------
                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $     17.51      $ 14.01  $ 12.14  $  9.82   $10.00
                          -----------      -------  -------  -------   ------
Investment Activities
  Net investment income.         0.10         0.16     0.18     0.16      --
  Net realized and
   unrealized gains
   (losses)
   on investments.......         1.86         3.92     2.13     2.30    (0.18)
                          -----------      -------  -------  -------   ------
    Total from
     Investment
     Activities.........         1.96         4.08     2.31     2.46    (0.18)
                          -----------      -------  -------  -------   ------
Distributions
  Net investment income.        (0.10)       (0.16)   (0.18)   (0.14)     --
  In excess of net
   investment income....          --           --     (0.01)     --       --
  Net realized gains....        (0.51)       (0.42)   (0.25)     --       --
                          -----------      -------  -------  -------   ------
    Total Distributions.        (0.61)       (0.58)   (0.44)   (0.14)     --
                          -----------      -------  -------  -------   ------
NET ASSET VALUE, END OF
 PERIOD.................  $     17.86      $ 17.51  $ 14.01  $ 12.14   $ 9.82
                          ===========      =======  =======  =======   ======
Total Return (excludes
 sales charges).........        11.20%(c)    29.91%   19.35%   25.27%   (1.80)%(c)
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, at end of
 period (000)...........      $40,038      $37,405  $33,767  $21,485   $6,345
Ratio of expenses to
 average net assets.....         0.98%(b)     1.08%    1.05%    1.24%    2.59%(b)
Ratio of net investment
 income to average
 net assets.............         1.09%(b)     1.06%    1.37%    1.64%    0.25%(b)
Ratio of expenses to
 average net assets*....         1.87%(b)     1.99%    1.97%    2.51%    3.90%(b)
Ratio of net investment
 income (loss) to
 average net assets*....         0.20%(b)     0.15%    0.45%    0.37%   (1.07)%(b)
Portfolio turnover......         6.63%       24.07%   31.22%   29.36%    0.00%
Average commissions rate
 paid (d)...............      $0.0770      $0.0696  $0.0686       NA       NA

------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Not annualized.
(d) Represents the total dollar amount of commissions paid on portfolio equity transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


                      See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                             FINANCIAL HIGHLIGHTS

                                          FIXED INCOME FUND
                         ----------------------------------------------------------------
                                                    YEAR ENDED JUNE 30,
                                          -----------------------------------------------
                          SIX MONTHS
                            ENDED
                         DECEMBER 31,
                             1997          1997        1996     1995     1994      1993
                         ------------     -------     -------  -------  -------   -------
                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $      8.68      $  8.77     $  9.27  $  9.43  $ 10.44   $ 10.26
                         -----------      -------     -------  -------  -------   -------
Investment Activities
  Net investment income.        0.22         0.57        0.59     0.58     0.57      0.68
  Net realized and
   unrealized gains
   (losses) on
   investments..........        0.08        (1.39)      (0.48)   (0.15)   (0.76)     0.27
                         -----------      -------     -------  -------  -------   -------
    Total from
     Investment
     Activities.........        0.30         (.82)       0.11     0.43    (0.19)     0.95
                         -----------      -------     -------  -------  -------   -------
Distributions
  Net investment income.       (0.26)       (0.56)      (0.58)   (0.58)   (0.57)    (0.69)
  In excess of net
   investment income....         --           --          --     (0.01)     --        --
  Net realized gains....         --           --          --       --       --      (0.08)
  In excess of net
   realized gains.......         --           --        (0.03)     --     (0.25)      --
                         -----------      -------     -------  -------  -------   -------
    Total Distributions.       (0.26)       (0.56)      (0.61)   (0.59)   (0.82)    (0.77)
                         -----------      -------     -------  -------  -------   -------
Capital Transactions.... $       --       $  1.29         --       --       --        --
                         -----------      -------     -------  -------  -------   -------
NET ASSET VALUE, END OF
 PERIOD................. $      8.72      $  8.68     $  8.77  $  9.27  $  9.43   $ 10.44
                         ===========      =======     =======  =======  =======   =======
Total Return (excludes
 sales charges).........        3.52%(b)     5.55%(a)    1.05%    4.82%   (2.20)%    9.64%
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, at end of
 period (000)...........     $22,258      $18,227     $28,847  $39,496  $42,309   $35,951
Ratio of expenses to
 average net assets.....        1.68%(c)     1.49%       1.48%    1.43%    1.37%     0.74%
Ratio of net investment
 income to average
 net assets.............        5.29%(c)     6.44%       6.32%    6.33%    5.61%     8.65%
Ratio of expenses to
 average net assets*....        1.89%(c)     1.70%       1.69%    1.64%    1.70%     1.42%
Ratio of net investment
 income to average
 net assets*............        5.08%(c)     6.23%       6.11%    6.12%    5.28%     5.97%
Portfolio turnover......       67.65%      196.97%     363.84%  223.29%  328.44%   234.71%

------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The total return for 1997 includes the effect of a capital contribution from the Investment Advisor. Without the capital contribution the total return would have been (12.33%).
(b) Not annualized.
(c) Annualized.

                      See notes to financial statements.

THE SESSIONS GROUP
RIVERSIDE CAPITAL FUNDS

                              FINANCIAL HIGHLIGHTS

                                   TENNESSEE MUNICIPAL OBLIGATIONS FUND
                         -----------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                                          ----------------------------------
                          SIX MONTHS                                           NOVEMBER 4,
                            ENDED                                                1992 TO
                         DECEMBER 31,                                           JUNE 30,
                             1997          1997     1996     1995     1994      1993 (A)
                         ------------     -------  -------  -------  -------   -----------
                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $      9.95      $  9.76  $  9.84  $  9.81  $ 10.44     $ 10.00
                         -----------      -------  -------  -------  -------     -------
Investment Activities
  Net investment income.        0.25         0.53     0.53     0.50     0.48        0.30
  Net realized and
   unrealized gains
   (losses) on
   investments..........        0.21         0.17    (0.08)    0.03    (0.57)       0.43
                         -----------      -------  -------  -------  -------     -------
    Total from
     Investment
     Activities.........        0.46         0.70     0.45     0.53    (0.09)       0.73
                         -----------      -------  -------  -------  -------     -------
Distributions
  Net investment income.       (0.29)       (0.51)   (0.53)   (0.50)   (0.48)      (0.29)
  In excess of net
   realized gains.......         --           --       --       --     (0.06)        --
                         -----------      -------  -------  -------  -------     -------
    Total Distributions.       (0.29)       (0.51)   (0.53)   (0.50)   (0.54)      (0.29)
                         -----------      -------  -------  -------  -------     -------
NET ASSET VALUE, END OF
 PERIOD................. $     10.12      $  9.95  $  9.76  $  9.84  $  9.81     $ 10.44
                         ===========      =======  =======  =======  =======     =======
Total Return (excludes
 sales charges).........        4.64%(c)     7.38%    4.67%    5.61%   (1.00)%      7.39%(c)
RATIOS/SUPPLEMENTAL
 DATA:
Net Assets, at end of
 period (000)...........     $17,895      $18,352  $19,037  $20,827  $19,965     $17,425
Ratio of expenses to
 average net assets.....        1.06%(b)     1.10%    0.98%    1.12%    1.19%       0.82%(b)
Ratio of net investment
 income to average net
 assets.................        4.83%(b)     5.33%    5.40%    5.24%    4.67%       4.76%(b)
Ratio of expenses to
 average net assets*....        1.76%(b)     1.91%    1.83%    1.98%    1.99%       1.62%(b)
Ratio of net investment
 income to average net
 assets*................        4.11%(b)     4.52%    4.55%    4.38%    3.87%       3.96%(b)
Portfolio turnover......       32.80%       38.66%   60.76%   62.59%   86.57%      52.52%

------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Annualized.
(c) Not annualized.


                       See notes to financial statements.

-----------------------------

Investment Adviser
National Bank of Commerce
One Commerce Square
Memphis, Tennessee 38150

Administrator and Distributor
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219-3035

Legal Counsel
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

Auditors
KPMG Peat Marwick LLP2/98
Two Nationwide Plaza
Columbus, Ohio 43215